Significant Risks	6 Months Ended
Jun. 30, 2025
Significant Risks
Significant Risks

3. Significant Risks

Currency risk

The functional currency of the Group is US$ and these unaudited condensed consolidated financial statements are presented in US$. The Group’s business activities and its assets and liabilities are predominately denominated in the functional currency. Therefore, the Group is not exposed to significant foreign currency risk as majority of the operations and transactions are denominated in the functional currency.

Concentration and credit risks

Financial instruments that potentially subject the Group to the credit risks consist of cash, restricted cash, accounts receivable and other assets. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates.

The Group primarily deposits its cash and restricted cash with reputable banks located in Singapore. As of June 30, 2025 and December 31, 2024, $6,759,336 and $4,324,956 were deposited with these banks, respectively. Balances maintained with banks in Singapore are insured under the Deposit Insurance Scheme introduced by the Singapore Deposit Insurance Corporation Limited. The maximum insured amount was SG$75,000 (equivalent to $57,969) until March 31, 2024, after which it was increased to SG$100,000 (equivalent to $77,292) commenced from April 1, 2024, for each depositor at one bank, whilst the balances maintained by the Group may at times exceed the insured limits. Cash balances maintained with banks in Singapore are not otherwise insured by the Federal Deposit Insurance Corporation or other programs. The Group has not experienced any losses in these bank accounts and management believes that the Group is not exposed to any significant credit risk on cash and restricted cash.

Assets that potentially subject the Company to significant credit risks primarily consist of accounts receivable and other assets. The Group performs regular and ongoing credit assessments of the counterparts’ financial conditions and credit histories. The Group also assesses historical collection trends, aging of receivables and general economic conditions. The Group considers that it has adequate controls over these receivables in order to minimize the related credit risk. As of June 30, 2025 and December 31, 2024, the balances of allowance for credit losses were $12,148 and $12,148, respectively.

For the six months ended June 30, 2025 and 2024, most of the Group’s assets were located in Singapore. At the same time, the Group considers that it is exposed to the following concentrations of risk:

(a)	Major customers

For the six months ended June 30, 2025, there was one customer accounted for 10% or more of the Group’s revenues. Revenue from that customer for the six months ended June 30, 2025 represented 12% of the Group’s total revenue for that period. For the six months ended June 30, 2024, there was one customer accounted for 10% or more of the Group’s revenue. Revenue from that customer for the six months ended June 30, 2024 represented 15% of the Group’s total revenue for that period.

As of June 30, 2025, there was no customer whose receivable accounted for 10% or more of the Group’s total balances of accounts receivable. As of December 31, 2024, there was one customer whose receivables accounted for 10% or more of the Group’s total balances of accounts receivable and it accounted for approximately 12% of the total balances of receivables from customer.

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and 2024

3. Significant Risks (continued)

(b)	Major vendors

For the six months ended June 30, 2025, there was one vendor accounted for 10% or more of the Group’s cost of revenues. Cost of revenues charged by these vendors for the six months ended June 30, 2025 represented 18% of the Group’s cost of revenues for that period. For the six months ended June 30, 2024, there were three vendors accounted for 10% or more of the Group’s cost of revenues. Cost of revenues charged by these vendors for the six months ended June 30, 2024 represented 15%, 13% and 13% of the Group’s cost of revenues for that period, respectively.

As of June 30, 2025, there were one vendor whose payables accounted for 10% or more of the Group’s total balances of accounts payable and accounted for approximately 18% of the total balance of accounts payables. As of December 31, 2024, there were three vendors whose payables accounted for 10% or more of the Group’s total balances of accounts payable and they accounted for approximately 16%, 12% and 11% of the total balance of accounts payables, respectively.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Group’s financial condition and results of operations. The Group is exposed to floating interest rate risk on bank deposits and bank borrowings, particularly during periods when the interest rate is expected to significant changes. Nevertheless, given the amounts of bank deposits and bank borrowings in question, the Group considers its interest rate risk not material, and the Group has not used any derivatives to manage or hedge its interest rate risk exposure.